Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2023
Exploration and evaluation assets [abstract]
Schedule of Exploration and Evaluation Assets Relating to Thacker Pass Project

Exploration and evaluation assets relating to Thacker Pass and other projects were as follows:

Total
$
Exploration and evaluation assets, as at December 31, 2021	5,747
Additions	4,120
Write off of non-Thacker Pass assets	(353)
Exploration and evaluation assets, as at December 31, 2022	9,514
Additions	347
Transfers to PP&E (Note 9)	(9,091)
Total exploration and evaluation assets, as at December 31, 2023	770